-------------------------------
                        Semiannual Report June 30, 1999
                        -------------------------------

                                  International
                                Equity Portfolio
                     A Series of Panorama Series Fund, Inc.


                                     [logo]
                              OppenheimerFunds(R)
                            THE RIGHT WAY TO INVEST

--------------------------------------------------------------------------------
Panorama Series Fund, Inc.--International Equity Portfolio
--------------------------------------------------------------------------------


================================================================================
Objective
Panorama Series Fund, Inc.--International Equity Portfolio seeks long-term growth of capital by investing primarily in equity securities of worldwide companies whose primary stock market is located outside of the United States.

================================================================================
Narrative by Portfolio Managers
The International Equity Portfolio provided a cumulative total return of 1.99% for the six-month period that ended June 30, 1999.(1)
         Perhaps the most notable development in international markets took place in Asia, where it appears that the worst of the global financial crisis is over. Many of the emerging markets of Southeast Asia appear to be serious about implementing much-needed reforms to their financial systems, which has encouraged foreign investors to once again commit capital to the region.
         We have noted with interest that many corporate executives in Japan have begun to change the way they run their businesses. For the first time since World War II, some Japanese management teams are restructuring their companies to become more efficient, productive and profitable. This restructuring process is similar to the changes implemented by many U.S. companies in the 1980s and many European companies earlier this decade. Japanese companies are reducing staff, selling non-core or unprofitable businesses, allocating capital more effectively and focusing more intently on shareholder value. While the effects of these forces have not yet been reflected in Japan's economy, which remains in recession, the Japanese stock market rallied strongly during the first half of the year.
         As a group, European stock markets recorded modest gains in local currency terms over the past six months. Because of weakness in the euro relative to the U.S. dollar, however, the European stock markets' returns overall were modestly negative for U.S. investors. The euro's relative weakness was primarily the result of Europe's slow rate of economic growth compared to robust growth in the United States. In addition, political instability in key nations such as Germany and the war in Kosovo helped make equity investors cautious.
         As a result of these economic influences, European investors began to show renewed interest in smaller and value-oriented stocks. With long-term interest rates no longer at historically low levels in Europe and growth stocks near historically high valuations, investors began to turn their attention to stocks selling at inexpensive prices. As a result, many European value stocks began to outperform growth stocks during the second half of the reporting period.
         In this changing environment, we substantially altered our allocation of portfolio assets among international markets. Over the last six months, we found more companies in Japan and fewer in Europe that we believed represented truly compelling investment opportunities. As a result, we added several companies in Japan to the portfolio. We also sold an equivalent amount of investments in European companies that had either met our target prices or appeared less attractive when compared to the new opportunities. As a result of these changes, the amount of assets allocated to European companies declined from about 76% of our international portfolio at the start of the six-month period to about 64% at the end of the period. Conversely, our allocation to Japanese investments rose from about 13% of our international portfolio to approximately 22%. We continue to have no direct exposure to the emerging markets in Asia and Latin America because of poor economic conditions there.


Because the stock market can be volatile, the Fund's performance may be subject to substantial short-term changes. For updates on the Fund's performance, please contact your financial advisor, call us at 1-800-525-7048 or visit our website, www.oppenheimerfunds.com.
1. Includes changes in net asset value per share and does not include the charges associated with the separate account products which offer this Fund. Such performance is not annualized and would have been lower if such charges were taken into account.


2                        International Equity Portfolio

--------------------------------------------------------------------------------
Panorama Series Fund, Inc.--International Equity Portfolio
--------------------------------------------------------------------------------


================================================================================
We took advantage of the shift in investor sentiment by expanding our focus in Europe from large-cap companies to mid-cap companies. That's because mid-cap companies had not participated in the market's 1998 advances. We believed that some of the best-managed companies in the mid-cap range were poised to benefit greatly from renewed investor interest. In addition, we reduced our exposure to Germany, where the economy is slow, and increased our holdings of stocks in higher growth markets where we have focused on companies that we believe are likely to benefit from strong consumer spending.
         As for the future, we remain cautiously optimistic. We are hopeful that investors' single-minded focus on large growth companies is past, and that solid, value-oriented companies will receive the attention that we believe they deserve. Regardless of what happens in the global economy, however, we intend to continue to adhere to our longstanding investment discipline. In our view, that discipline is an important part of what makes OppenheimerFunds The Right Way to Invest.




                         International Equity Portfolio                        3

--------------------------------------------------------------------------------
Statement of Investments  June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                                      Market Value
                                                           Shares     Note 1
================================================================================
Common Stocks--96.9%
================================================================================
Basic Materials--0.7%
--------------------------------------------------------------------------------
Chemicals--0.7%
Fuji Photo Film Co.                                         19,000    $  718,959
================================================================================
Capital Goods--14.4%
--------------------------------------------------------------------------------
Electrical Equipment--2.0%
ABB Ltd.(1)                                                 11,347     1,069,309
--------------------------------------------------------------------------------
Toshiba Corp.                                              138,000       983,954
                                                                      ----------
                                                                       2,053,263
--------------------------------------------------------------------------------
Industrial Services--5.3%
Capita Group plc                                           116,000     1,200,415
--------------------------------------------------------------------------------
Hays plc                                                   128,000     1,348,808
--------------------------------------------------------------------------------
Ibiden Co. Ltd.                                             40,000       660,959
--------------------------------------------------------------------------------
Secom Co. Ltd.                                              13,000     1,353,315
--------------------------------------------------------------------------------
Securitas AB, B Shares                                      53,000       791,720
                                                                      ----------
                                                                       5,355,217
--------------------------------------------------------------------------------
Manufacturing--7.1%
Atlas Copco AB, B Shares                                    25,000       670,451
--------------------------------------------------------------------------------
BBA Group plc                                              142,000     1,090,074
--------------------------------------------------------------------------------
Brambles Industries Ltd.                                    33,000       869,368
--------------------------------------------------------------------------------
Mannesmann AG                                               15,000     2,243,019
--------------------------------------------------------------------------------
Smiths Industries plc                                       73,000       964,286
--------------------------------------------------------------------------------
Taiyo Yuden Co.                                             80,000     1,312,665
                                                                      ----------
                                                                       7,149,863
================================================================================
Communication Services--12.5%
--------------------------------------------------------------------------------
Telecommunications: Long Distance--7.9%
Asia Satellite Telecommunications Holdings Ltd.            360,000       846,801
--------------------------------------------------------------------------------
Ericsson LM, B Shares                                       35,000     1,121,829
--------------------------------------------------------------------------------
KPN NV                                                      20,000       938,459
--------------------------------------------------------------------------------
Matsushita Communication Industrial Co.                     16,000     1,143,460
--------------------------------------------------------------------------------
Nippon Comsys Corp.                                         50,000       811,741
--------------------------------------------------------------------------------
Nokia Oyj                                                   16,000     1,402,532
--------------------------------------------------------------------------------
NTT Mobile Communications Network, Inc.                         92     1,246,570
--------------------------------------------------------------------------------
Telecom Italia SpA(1)                                       47,500       493,774
                                                                      ----------
                                                                       8,005,166
--------------------------------------------------------------------------------
Telephone Utilities--4.6%
Cable & Wireless Communications plc(1)                     112,000     1,076,928
--------------------------------------------------------------------------------
Hellenic Telecommunication Organization SA                  26,000       557,302
--------------------------------------------------------------------------------
Tele Danmark A/S                                            32,000     1,575,132
--------------------------------------------------------------------------------
Telefonica de Espana(1)                                     31,212     1,503,506
                                                                      ----------
                                                                       4,712,868



4                        International Equity Portfolio

--------------------------------------------------------------------------------
Statement of Investments  (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                          Market Value
                                                              Shares      Note 1
====================================================================================
Consumer Cyclicals--12.8%
------------------------------------------------------------------------------------
Autos & Housing--4.7%
Bridgestone Corp.                                                22,000   $  665,256
------------------------------------------------------------------------------------
Lafarge SA                                                        7,000      665,584
------------------------------------------------------------------------------------
Overseas Union Enterprise Ltd.                                  213,500      677,194
------------------------------------------------------------------------------------
Suzuki Motor Corp.                                               83,000    1,320,060
------------------------------------------------------------------------------------
Valeo SA                                                         18,000    1,485,034
                                                                          ----------
                                                                           4,813,128
------------------------------------------------------------------------------------
Leisure & Entertainment--1.2%
Nintendo Co. Ltd.                                                 8,400    1,180,507
------------------------------------------------------------------------------------
Media--2.5%
VNU-Verenigde Nederlandse Uitgeverbedrijven Verenigd Bezit       35,000    1,398,664
------------------------------------------------------------------------------------
Wolters Kluwer NV                                                28,000    1,114,600
                                                                          ----------
                                                                           2,513,264
------------------------------------------------------------------------------------
Retail: General--1.8%
Circle K Japan Co. Ltd.                                          20,200      841,137
------------------------------------------------------------------------------------
Ito-Yokado Co. Ltd.                                              15,000    1,003,832
                                                                          ----------
                                                                           1,844,969
------------------------------------------------------------------------------------
Retail: Specialty--2.6%
Hennes & Mauritz AB (H&M), B Shares(1)                           60,000    1,482,049
------------------------------------------------------------------------------------
Kingfisher plc(1)                                                98,000    1,127,685
                                                                          ----------
                                                                           2,609,734
====================================================================================
Consumer Staples--8.8%
------------------------------------------------------------------------------------
Entertainment--1.0%
Shaw Brothers (Hong Kong) Ltd.                                1,470,000    1,004,175
------------------------------------------------------------------------------------
Food--3.3%
Groupe Danone                                                     6,000    1,546,910
------------------------------------------------------------------------------------
Jeronimo Martins & Filho SA                                      26,666      880,823
------------------------------------------------------------------------------------
Kerry Group plc, Cl. A                                           75,000      889,473
                                                                          ----------
                                                                           3,317,206
------------------------------------------------------------------------------------
Food & Drug Retailers--3.7%
Colruyt SA(1)                                                     1,500      986,929
------------------------------------------------------------------------------------
Koninklijke Ahold NV                                             45,000    1,550,004
------------------------------------------------------------------------------------
William Morrison Supermarkets plc                               524,000    1,189,413
                                                                          ----------
                                                                           3,726,346
------------------------------------------------------------------------------------
Household Goods--0.8%
L'Oreal                                                           1,200      811,200
====================================================================================
Energy--2.9%
------------------------------------------------------------------------------------
Oil: International--2.9%
Shell Transport & Trading Co. plc                               195,000    1,462,353
------------------------------------------------------------------------------------
Total SA, B Shares(1)                                            11,157    1,439,390
                                                                          ----------
                                                                           2,901,743



                         International Equity Portfolio                        5

--------------------------------------------------------------------------------
Statement of Investments  (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                    Market Value
                                          Shares    Note 1
==============================================================
Financial--16.3%
--------------------------------------------------------------
Banks--5.8%
Argentaria SA                              30,000   $  683,425
--------------------------------------------------------------
Banca Poplare di Brescia                   10,000      428,494
--------------------------------------------------------------
Banco Popular Espanol SA                    9,000      647,382
--------------------------------------------------------------
Bank Handlowy W Warszawie, GDR(1)(2)       28,000      443,800
--------------------------------------------------------------
Bank of Scotland(1)                        68,000      900,382
--------------------------------------------------------------
Lloyds TSB Group plc                      108,000    1,464,067
--------------------------------------------------------------
Nordbanken Holding AB                     220,000    1,286,089
                                                    ----------
                                                     5,853,639
--------------------------------------------------------------
Diversified Financial--6.7%
Cattles plc                               220,000    1,189,476
--------------------------------------------------------------
Credit Saison Co. Ltd.                     46,000      961,531
--------------------------------------------------------------
ING Groep NV                               20,000    1,082,837
--------------------------------------------------------------
Lend Lease Corp. Ltd.                      45,000      617,861
--------------------------------------------------------------
Northern Rock plc                         133,000    1,002,117
--------------------------------------------------------------
Perlis Plantations Berhad(3)              175,000      204,474
--------------------------------------------------------------
Promise Co. Ltd.                           18,000    1,063,319
--------------------------------------------------------------
Swire Pacific Ltd., Cl. B                 880,000      657,850
                                                    ----------
                                                     6,779,465
--------------------------------------------------------------
Insurance--3.8%
AEGON NV                                   13,000      943,151
--------------------------------------------------------------
Assicurazioni Generali SpA                 30,000    1,039,523
--------------------------------------------------------------
AXA SA                                     10,000    1,219,996
--------------------------------------------------------------
Irish Life & Permanent plc                 60,850      643,218
                                                    ----------
                                                     3,845,888
==============================================================
Healthcare--14.2%
--------------------------------------------------------------
Healthcare/Drugs--8.4%
Fresenius AG, Preference                    7,000    1,227,215
--------------------------------------------------------------
Gedeon Richter Ltd., GDR(2)                15,000      656,250
--------------------------------------------------------------
Glaxo Wellcome plc                         43,000    1,194,977
--------------------------------------------------------------
Novartis AG                                   850    1,241,164
--------------------------------------------------------------
Pliva d.d., Sponsored GDR(2)               30,000      451,500
--------------------------------------------------------------
Sanofi-Synthelabo SA(1)                    40,000    1,697,476
--------------------------------------------------------------
Schering AG                                 8,000      854,719
--------------------------------------------------------------
Takeda Chemical Industries Ltd.            25,000    1,158,745
                                                    ----------
                                                     8,482,046


6                        International Equity Portfolio

--------------------------------------------------------------------------------
Statement of Investments  (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                                                  Market Value
                                                                                   Shares         Note 1
--------------------------------------------------------------------------------------------------------------
Healthcare/Supplies & Services--5.8%
Hoya Corp.                                                                             12,000     $    677,153
--------------------------------------------------------------------------------------------------------------
Luxottica Group SpA, Sponsored ADR                                                     75,000        1,167,187
--------------------------------------------------------------------------------------------------------------
Olympus Optical Co. Ltd.                                                               99,000        1,463,290
--------------------------------------------------------------------------------------------------------------
SmithKline Beecham plc                                                                106,000        1,377,639
--------------------------------------------------------------------------------------------------------------
Terumo Corp.                                                                           53,000        1,180,102
                                                                                                  ------------
                                                                                                     5,865,371
==============================================================================================================
Technology--10.1%
--------------------------------------------------------------------------------------------------------------
Computer Software--1.8%
Getronics NV                                                                           30,000        1,153,995
--------------------------------------------------------------------------------------------------------------
Logica plc                                                                             61,000          641,349
                                                                                                  ------------
                                                                                                     1,795,344
--------------------------------------------------------------------------------------------------------------
Communications Equipment--1.9%
Vodafone Group plc, Sponsored ADR                                                      10,000        1,970,000
--------------------------------------------------------------------------------------------------------------
Electronics--6.4%
Bowthorpe plc                                                                         140,000        1,229,199
--------------------------------------------------------------------------------------------------------------
Electrocomponents plc                                                                 161,000        1,188,979
--------------------------------------------------------------------------------------------------------------
Hoshiden Corp.                                                                         65,000        1,401,647
--------------------------------------------------------------------------------------------------------------
Sony Corp.                                                                             13,000        1,401,647
--------------------------------------------------------------------------------------------------------------
VTech Holdings Ltd.                                                                   400,000        1,270,846
                                                                                                  ------------
                                                                                                     6,492,318
==============================================================================================================
Transportation--0.9%
--------------------------------------------------------------------------------------------------------------
Air Transportation--0.9%
BAA plc                                                                                97,000          932,697
==============================================================================================================
Utilities--3.3%
--------------------------------------------------------------------------------------------------------------
Electric Utilities--2.6%
CLP Holdings Ltd.                                                                     135,000          655,981
--------------------------------------------------------------------------------------------------------------
Endesa SA                                                                              35,000          746,436
--------------------------------------------------------------------------------------------------------------
Vivendi (Ex-Generale des Eaux)                                                         14,727        1,192,983
                                                                                                  ------------
                                                                                                     2,595,400
--------------------------------------------------------------------------------------------------------------
Gas Utilities--0.7%
Hong Kong & China Gas Co. Ltd.                                                        495,000          717,751
                                                                                                  ------------
Total Common Stocks (Cost $74,955,947)                                                              98,047,527

                                                                                   Principal
                                                                                   Amount
==============================================================================================================
Repurchase Agreements--3.1%
--------------------------------------------------------------------------------------------------------------
Repurchase agreement with PaineWebber, Inc., 4.80%, dated 6/30/99, to be repurchased at $3,200,427 on 7/1/99, collateralized by U.S. Treasury Nts.,
4.625%-9.25%, 11/30/00-2/15/16, with a value of $3,271,621 (Cost $3,200,000)       $3,200,000        3,200,000
--------------------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $78,155,947)                                          100.0%     101,247,527
--------------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                                    (0.0)         (38,310)
                                                                                   ----------     ------------
Net Assets                                                                              100.0%    $101,209,217
                                                                                   ==========     ============



                         International Equity Portfolio                        7

--------------------------------------------------------------------------------
Statement of Investments  (Unaudited) (Continued)
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
Distribution of investments representing geographic diversification, as a percentage of total investments at value, is as follows:

Geographic Diversification           Market Value                Percent
------------------------------------------------------------------------
Great Britain                        $ 22,550,846                   22.3%
------------------------------------------------------------------------
Japan                                  22,549,848                   22.3
------------------------------------------------------------------------
France                                 10,058,572                    9.9
------------------------------------------------------------------------
The Netherlands                         8,181,710                    8.1
------------------------------------------------------------------------
Sweden                                  5,352,137                    5.3
------------------------------------------------------------------------
Hong Kong                               5,153,403                    5.1
------------------------------------------------------------------------
Germany                                 4,324,954                    4.3
------------------------------------------------------------------------
Spain                                   3,580,749                    3.5
------------------------------------------------------------------------
United States                           3,200,000                    3.2
------------------------------------------------------------------------
Italy                                   3,128,979                    3.1
------------------------------------------------------------------------
Switzerland                             2,310,473                    2.3
------------------------------------------------------------------------
Denmark                                 1,575,132                    1.5
------------------------------------------------------------------------
Ireland                                 1,532,691                    1.5
------------------------------------------------------------------------
Australia                               1,487,229                    1.4
------------------------------------------------------------------------
Finland                                 1,402,532                    1.4
------------------------------------------------------------------------
Belgium                                   986,929                    1.0
------------------------------------------------------------------------
Portugal                                  880,823                    0.9
------------------------------------------------------------------------
Singapore                                 677,194                    0.7
------------------------------------------------------------------------
Hungary                                   656,250                    0.6
------------------------------------------------------------------------
Greece                                    557,302                    0.6
------------------------------------------------------------------------
Croatia                                   451,500                    0.4
------------------------------------------------------------------------
Poland                                    443,800                    0.4
------------------------------------------------------------------------
Malaysia                                  204,474                    0.2
                                     ------------                  -----
Total                                $101,247,527                  100.0%
                                     ============                  =====

1. Non-income producing security.
2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $1,551,550 or 1.53% of the Fund's net assets as of June 30, 1999.
3. Identifies issues considered to be illiquid or restricted--See Note 6 of Notes to Financial Statements.

See accompanying Notes to Financial Statements.



8                        International Equity Portfolio

--------------------------------------------------------------------------------
Statement of Assets and Liabilities  June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

===========================================================================================
Assets
Investments, at value (cost $78,155,947)--see accompanying statement           $101,247,527
-------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                    659,974
Interest and dividends                                                              191,578
Shares of capital stock sold                                                          1,867
Other                                                                                 1,545
                                                                               ------------
Total assets                                                                    102,102,491
===========================================================================================
Liabilities
Bank overdraft                                                                      564,438
-------------------------------------------------------------------------------------------
Payables and other liabilities:
Shares of capital stock redeemed                                                    258,812
Investments purchased                                                                48,079
Shareholder reports                                                                  12,589
Custodian fees                                                                        2,241
Trustees' compensation                                                                   70
Other                                                                                 7,045
                                                                               ------------
Total liabilities                                                                   893,274
===========================================================================================
Net Assets                                                                     $101,209,217
                                                                               ============
===========================================================================================
Composition of Net Assets
Par value of shares of capital stock                                           $     64,749
-------------------------------------------------------------------------------------------
Additional paid-in capital                                                       74,845,005
-------------------------------------------------------------------------------------------
Undistributed net investment income                                                 273,624
-------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and foreign currency transactions    2,939,720
-------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of
assets and liabilities denominated in foreign currencies                         23,086,119
                                                                               ------------
Net assets--applicable to 64,748,701 shares of capital stock outstanding       $101,209,217
                                                                               ============
===========================================================================================
Net Asset Value, Redemption Price Per Share and Offering Price Per Share              $1.56

See accompanying Notes to Financial Statements.


                         International Equity Portfolio                        9

--------------------------------------------------------------------------------
Statement of Operations  For the Six Months Ended June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

=====================================================================================
Investment Income
Dividends (net of foreign withholding taxes of $70,635)                    $  757,095
-------------------------------------------------------------------------------------
Interest                                                                       58,341
                                                                           ----------
Total income                                                                  815,436
=====================================================================================
Expenses
Management fees--Note 4                                                       501,530
-------------------------------------------------------------------------------------
Custodian fees and expenses                                                    14,229
-------------------------------------------------------------------------------------
Accounting service fees--Note 4                                                 7,605
-------------------------------------------------------------------------------------
Shareholder reports                                                             6,667
-------------------------------------------------------------------------------------
Legal, auditing and other professional fees                                     6,094
-------------------------------------------------------------------------------------
Trustees' compensation                                                          1,441
-------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees--Note 4                           1,069
-------------------------------------------------------------------------------------
Insurance expenses                                                              1,040
-------------------------------------------------------------------------------------
Other                                                                             181
                                                                           ----------
Total expenses                                                                539,856
Less expenses paid indirectly--Note 1                                          (1,567)
                                                                           ----------
Net expenses                                                                  538,289
=====================================================================================
Net Investment Income                                                         277,147
=====================================================================================
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments                                                                 5,099,143
Foreign currency transactions                                                (383,618)
                                                                           ----------
Net realized gain                                                           4,715,525
-------------------------------------------------------------------------------------
Net change in unrealized appreciation or depreciation on:
Investments                                                                 2,467,223
Translation of assets and liabilities denominated in foreign currencies    (5,276,296)
                                                                           ----------
Net change                                                                 (2,809,073)
                                                                           ----------
Net realized and unrealized gain                                            1,906,452
=====================================================================================
Net Increase in Net Assets Resulting from Operations                       $2,183,599
                                                                           ==========

See accompanying Notes to Financial Statements.


10                       International Equity Portfolio

--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                   Six Months Ended   Year Ended
                                                                   June 30, 1999      December 31,
                                                                   (Unaudited)        1998
==================================================================================================
Operations
Net investment income                                              $    277,147       $    646,134
--------------------------------------------------------------------------------------------------
Net realized gain                                                     4,715,525            228,469
--------------------------------------------------------------------------------------------------
Net change in unrealized appreciation or depreciation                (2,809,073)        14,941,247
                                                                    -----------       ------------
Net increase in net assets resulting
from operations                                                       2,183,599         15,815,850
==================================================================================================
Dividends and Distributions to Shareholders
Dividends from net investment income                                   (580,211)          (404,500)
--------------------------------------------------------------------------------------------------
Distributions from net realized gain                                 (1,992,059)        (2,680,566)
==================================================================================================
Capital Stock Transactions
Net increase (decrease) in net assets resulting from
capital stock transactions--Note 2                                   (1,805,860)         8,415,516
==================================================================================================
Net Assets
Total increase (decrease)                                            (2,194,531)        21,146,300
--------------------------------------------------------------------------------------------------
Beginning of period                                                 103,403,748         82,257,448
                                                                   ------------       ------------
End of period (including undistributed net investment income of
$273,624 and $576,688, respectively)                               $101,209,217       $103,403,748
                                                                   ============       ============


See accompanying Notes to Financial Statements.



                         International Equity Portfolio                       11

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

                                               Six Months
                                               Ended
                                               June 30, 1999   Year Ended December 31,
                                               (Unaudited)     1998           1997         1996(1)        1995          1994
===============================================================================================================================
Per Share Operating Data
Net asset value, beginning of period              $1.57           $1.36         $1.29        $1.15          $1.09         $1.09
-------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                         --             .01           .01          .02            .03          (.01)
Net realized and unrealized gain                    .03             .25           .09          .13            .08           .03
-------------------------------------------------------------------------------------------------------------------------------
Total income from investment operations             .03             .26           .10          .15            .11           .02
-------------------------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income               (.01)           (.01)         (.01)        (.01)          (.04)           --
Distributions from net realized gain               (.03)           (.04)         (.02)          --           (.01)         (.02)
-------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions
to shareholders                                    (.04)           (.05)         (.03)        (.01)          (.05)         (.02)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $1.56           $1.57         $1.36        $1.29          $1.15         $1.09
                                                  =====           =====         =====        =====          =====         =====
===============================================================================================================================
Total Return, at Net Asset Value(2)                1.99%          19.40%         8.11%       13.26%         10.30%         1.44%
===============================================================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)       $101,209        $103,404       $82,257      $62,585        $45,775       $31,603
-------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)              $101,126        $ 94,651       $73,318      $56,893        $37,474(3)    $29,133(3)
-------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(4)
Net investment income (loss)                       0.55%           0.68%         0.72%        0.76%          1.61%        (1.85)%
Expenses(5)                                        1.07%           1.09%         1.12%        1.21%          1.26%         1.28%
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(6)                           21%             48%           49%          54%            85%           77%

1. On March 1, 1996, OppenheimerFunds, Inc. became the investment advisor to the Fund.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or commencement of operations), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
3. This information is not covered by the auditors' opinion.
4. Annualized for periods less than one full year.
5. Beginning in fiscal 1995, the expense ratio reflects the effect of expenses paid indirectly by the Fund. Prior year expense ratios have not been adjusted.
6. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended June 30, 1999, were $20,664,160 and $24,993,551, respectively.

See accompanying Notes to Financial Statements.


12                       International Equity Portfolio

--------------------------------------------------------------------------------
Notes to Financial Statements  (Unaudited)
--------------------------------------------------------------------------------

================================================================================
1. Significant Accounting Policies
International Equity Portfolio (the Fund) is a series of Panorama Series Fund, Inc. (the Company) which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is to seek long-term growth of capital by investing under normal circumstances, at least 90% of its assets in equity securities of companies wherever located, the primary stock market of which is outside the United States. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). Shares of the Fund are sold only to separate accounts of life insurance companies, a majority of such shares are held by separate accounts of Massachusetts Mutual Life Insurance Co., an affiliate of the investment advisor. The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
Securities Valuation. Portfolio securities are valued at the close of the New York Stock Exchange on each trading day. Listed and unlisted securities for which such information is regularly reported are valued at the last sale price of the day or, in the absence of sales, at values based on the closing bid or the last sale price on the prior trading day. Long-term and short-term "non-money market" debt securities are valued by a portfolio pricing service approved by the Board of Directors. Such securities which cannot be valued by an approved portfolio pricing service are valued using dealer-supplied valuations provided the Manager is satisfied that the firm rendering the quotes is reliable and that the quotes reflect current market value, or are valued under consistently applied procedures established by the Board of Directors to determine fair value in good faith. Short-term "money market type" debt securities having a remaining maturity of 60 days or less are valued at cost (or last determined market value) adjusted for amortization to maturity of any premium or discount. Foreign currency exchange contracts are valued based on the closing prices of the foreign currency contract rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer.

--------------------------------------------------------------------------------
Foreign Currency Translation. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
         The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
Repurchase Agreements. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

--------------------------------------------------------------------------------
Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders.

--------------------------------------------------------------------------------
Distributions to Shareholders. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

--------------------------------------------------------------------------------
Classification of Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of paydown gains and losses and the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.



                         International Equity Portfolio                       13

--------------------------------------------------------------------------------
Notes to Financial Statements  (Unaudited) (Continued)
--------------------------------------------------------------------------------

================================================================================
1. Significant Accounting Policies  (continued)
Expense Offset Arrangements. Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.

--------------------------------------------------------------------------------
Other. Investment transactions are accounted for as of trade date and dividend income is recorded on the ex-dividend date. Foreign dividend income is often recorded on the payable date. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes.
         The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

================================================================================
2. Shares of Capital Stock
The Fund has authorized 200 million shares of $0.001 par value capital stock. Transactions in shares of capital stock were as follows:

                                               Six Months Ended June 30, 1999      Year Ended December 31, 1998
                                               ------------------------------      -----------------------------
                                               Shares           Amount             Shares           Amount
----------------------------------------------------------------------------------------------------------------
Sold                                            5,921,540       $  9,162,716        13,905,772      $ 20,648,894
Dividends and distributions reinvested          1,703,490          2,572,270         2,070,514         3,085,066
Redeemed                                       (8,771,256)       (13,540,846)      (10,459,749)      (15,318,444)
                                               ----------       ------------       -----------      ------------
Net increase (decrease)                        (1,146,226)      $ (1,805,860)        5,516,537      $  8,415,516
                                               ==========       ============       ===========      ============

================================================================================
3. Unrealized Gains and Losses on Securities
As of June 30, 1999, net unrealized appreciation on investments of $23,091,580 was composed of gross appreciation of $26,499,764, and gross depreciation of $3,408,184.

================================================================================
4. Management Fees and Other Transactions with Affiliates
Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 1.00% of the first $250 million of average daily net assets of the Fund and 0.90% of average daily net assets in excess of $250 million. The Fund's management fee for the six months ended June 30, 1999, was 1.00% of average annual net assets.
         The Manager acts as the accounting agent for the Fund at an annual fee of $15,000, plus out-of-pocket costs and expenses reasonably incurred.
         OppenheimerFunds Services (OFS), a division of the Manager, is the transfer agent for the Fund and is responsible for maintaining the shareholder registry and shareholder accounting records for the Fund. OFS provides these services at cost.
         The Manager has a sub-advisory agreement with Babson-Stewart Ivory International (the Sub-Advisor) to assist in the selection of portfolio investments for the components of the Fund. For these services, the Manager pays Babson-Stewart Ivory International negotiated fees.




14                       International Equity Portfolio

--------------------------------------------------------------------------------
Notes to Financial Statements  (Unaudited) (Continued)
--------------------------------------------------------------------------------

================================================================================
5. Foreign Currency Contracts
A foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency exchange contracts for operational purposes and to seek to protect against adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.
         The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates as provided by a reliable bank, dealer or pricing service. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities.
         The Fund may realize a gain or loss upon the closing or settlement of the foreign currency transactions. Realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.
         Securities denominated in foreign currency to cover net exposure on outstanding foreign currency contracts are noted in the Statement of Investments where applicable.

================================================================================
6. Illiquid or Restricted Securities
As of June 30, 1999, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limit. The aggregate value of illiquid or restricted securities subject to this limitation as of June 30, 1999 was $204,474, which represents 0.20% of the Fund's net assets.



                         International Equity Portfolio                       15

--------------------------------------------------------------------------------
International Equity Portfolio
--------------------------------------------------------------------------------
A Series of Panorama Series Fund, Inc.


=============================================================================================
Officers and Directors                     James C. Swain, Chairman of the Board of Directors
                                           Bridget A. Macaskill, President
                                           Robert G. Avis, Director
                                           William A. Baker, Director
                                           Jon S. Fossel, Director
                                           Sam Freedman, Director
                                           Raymond J. Kalinowski, Director
                                           C. Howard Kast, Director
                                           Robert M. Kirchner, Director
                                           Ned M. Steel, Director
                                           Peter M. Antos, Vice President
                                           Stephen F. Libera, Vice President
                                           Michael C. Strathearn, Vice President
                                           Kenneth B. White, Vice President
                                           Arthur J. Zimmer, Vice President
                                           Andrew J. Donohue, Vice President and Secretary
                                           Brian W. Wixted, Treasurer
                                           Robert G. Zack, Assistant Secretary
                                           Robert J. Bishop, Assistant Treasurer
                                           Scott T. Farrar, Assistant Treasurer


=============================================================================================
Investment Advisor                         OppenheimerFunds, Inc.


=============================================================================================
Sub-Advisor                                Babson-Stewart Ivory International


=============================================================================================
Transfer Agent                             OppenheimerFunds Services


=============================================================================================
Custodian of Portfolio Securities          Bank of New York


=============================================================================================
Independent Auditors                       Deloitte & Touche LLP


=============================================================================================
Legal Counsel                              Myer, Swanson, Adams & Wolf, P.C.


                                           The financial statements included herein have been
                                           taken from the records of the Fund without
                                           examination of the independent auditors.

                                           This is a copy of a report to shareholders of
                                           International Equity Portfolio. This report must be
                                           preceded or accompanied by a Prospectus of
                                           International Equity Portfolio. For material
                                           information concerning the Fund, see the Prospectus.

                                           Shares of Oppenheimer funds are not deposits or
                                           obligations of any bank, are not guaranteed by any
                                           bank, are not insured by the FDIC or any other
                                           agency, and involve investment risks, including the
                                           possible loss of the principal amount invested.




16                               International Equity Portfolio